Quarterly Report
September 30, 2020
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Automotive – 1.8%
Copart, Inc. (a)	68,063	$7,157,505
Biotechnology – 3.7%
Adaptive Biotechnologies Corp. (a)	47,529	$2,311,335
Alnylam Pharmaceuticals, Inc. (a)	22,538	3,281,533
Ascendis Pharma (a)	18,942	2,923,129
Exelixis, Inc. (a)	93,376	2,283,043
Seattle Genetics, Inc. (a)	21,223	4,153,129
		$14,952,169
Brokerage & Asset Managers – 2.5%
Apollo Global Management, Inc.	36,366	$1,627,379
NASDAQ, Inc.	51,303	6,295,391
Tradeweb Markets, Inc.	34,494	2,000,652
		$9,923,422
Business Services – 13.8%
Clarivate PLC (a)	277,987	$8,614,817
CoStar Group, Inc. (a)	7,264	6,163,577
Equifax, Inc.	23,706	3,719,471
Fidelity National Information Services, Inc.	24,557	3,615,036
Global Payments, Inc.	27,173	4,825,381
IHS Markit Ltd.	89,285	7,009,765
MSCI, Inc.	23,175	8,268,377
Tyler Technologies, Inc. (a)	14,252	4,967,677
Verisk Analytics, Inc., “A”	46,484	8,613,950
		$55,798,051
Cable TV – 0.3%
Cable One, Inc.	560	$1,055,841
Computer Software – 12.6%
Asana, Inc. (a)	48,743	$1,403,798
Autodesk, Inc. (a)	23,495	5,427,580
Black Knight, Inc. (a)	66,017	5,746,780
Cadence Design Systems, Inc. (a)	100,537	10,720,260
Coupa Software, Inc. (a)	17,615	4,830,738
DocuSign, Inc. (a)	13,750	2,959,550
Duck Creek Technologies, Inc. (a)	1,245	56,560
Dun & Bradstreet Holdings, Inc. (a)	57,027	1,463,313
Everbridge, Inc. (a)	25,285	3,179,083
Okta, Inc. (a)	20,872	4,463,477
Paylocity Holding Corp. (a)	14,331	2,313,310
RingCentral, Inc. (a)	11,301	3,103,368
Snowflake, Inc., “A” (a)	1,996	500,996
Synopsys, Inc. (a)	18,166	3,887,161
Unity Software, Inc. (a)	11,896	1,038,283
		$51,094,257
Computer Software - Systems – 8.5%
Constellation Software, Inc.	3,324	$3,693,658
Guidewire Software, Inc. (a)	28,036	2,923,314
NICE Systems Ltd., ADR (a)	28,877	6,555,945
ServiceNow, Inc. (a)	12,424	6,025,640
Square, Inc., “A” (a)	25,153	4,088,620
SS&C Technologies Holdings, Inc.	40,754	2,466,432

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
TransUnion	65,428	$5,504,458
Wix.com Ltd. (a)	11,941	3,043,164
		$34,301,231
Construction – 3.6%
AZEK Co. LLC (a)	18,401	$640,539
Lennox International, Inc.	14,445	3,937,851
Pool Corp.	15,195	5,083,335
Vulcan Materials Co.	36,592	4,959,680
		$14,621,405
Consumer Products – 1.2%
Scotts Miracle-Gro Co.	31,980	$4,890,062
Consumer Services – 3.5%
Bright Horizons Family Solutions, Inc. (a)	71,076	$10,806,395
Peloton Interactive, Inc., “A” (a)	32,555	3,230,758
		$14,037,153
Electrical Equipment – 2.1%
AMETEK, Inc.	69,782	$6,936,331
Littlefuse, Inc.	7,762	1,376,513
		$8,312,844
Electronics – 4.0%
ASM International N.V.	7,851	$1,126,220
Entegris, Inc.	37,349	2,776,525
MKS Instruments, Inc.	19,285	2,106,500
Monolithic Power Systems, Inc.	32,537	9,097,671
Silicon Laboratories, Inc. (a)	12,087	1,182,713
		$16,289,629
Financial Institutions – 0.2%
Reinvent Technology Partners (a)	78,071	$897,028
Food & Beverages – 0.6%
Chr. Hansen Holding A.S.	23,163	$2,574,599
Gaming & Lodging – 0.5%
Penn National Gaming, Inc. (a)	13,848	$1,006,750
Vail Resorts, Inc.	5,249	1,123,128
		$2,129,878
General Merchandise – 0.2%
Dollar Tree, Inc. (a)	7,933	$724,600
Insurance – 1.6%
Arthur J. Gallagher & Co.	61,555	$6,498,977
Internet – 2.9%
American Well Corp. (a)	6,010	$178,136
DraftKings, Inc. (a)	16,827	990,101
GoodRx Holdings, Inc., “A” (a)	2,858	158,905
IAC/InterActiveCorp (a)	27,965	3,349,648
Match Group, Inc. (a)	65,537	7,251,669
		$11,928,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.7%
Electronic Arts, Inc. (a)	17,366	$2,264,700
Take-Two Interactive Software, Inc. (a)	52,663	8,700,981
		$10,965,681
Machinery & Tools – 1.7%
IDEX Corp.	22,111	$4,033,268
Roper Technologies, Inc.	7,395	2,921,838
		$6,955,106
Medical & Health Technology & Services – 5.6%
Charles River Laboratories International, Inc. (a)	29,161	$6,603,508
Guardant Health, Inc. (a)	19,014	2,125,385
ICON PLC (a)	29,063	5,553,649
IDEXX Laboratories, Inc. (a)	6,827	2,683,762
Livongo Health, Inc. (a)	25,929	3,631,356
PRA Health Sciences, Inc. (a)	7,097	719,920
Quest Diagnostics, Inc.	13,509	1,546,645
		$22,864,225
Medical Equipment – 11.3%
Agilent Technologies, Inc.	25,740	$2,598,196
Align Technology, Inc. (a)	6,460	2,114,746
Bio-Techne Corp.	19,555	4,844,360
Cooper Cos., Inc.	3,534	1,191,382
DexCom, Inc. (a)	8,787	3,622,265
Masimo Corp. (a)	27,819	6,566,953
Mettler-Toledo International, Inc. (a)	2,007	1,938,260
PerkinElmer, Inc.	81,388	10,215,008
STERIS PLC	45,006	7,929,607
West Pharmaceutical Services, Inc.	17,367	4,774,188
		$45,794,965
Network & Telecom – 1.1%
CoreSite Realty Corp., REIT	37,732	$4,485,580
Other Banks & Diversified Financials – 0.5%
Cohn Robbins Holdings Corp. (a)	57,445	$579,620
Dragoneer Growth Opportunities Corp. (a)	59,478	728,605
Foley Trasimene Acquisition Corp. (a)	58,733	599,077
		$1,907,302
Printing & Publishing – 1.6%
Warner Music Group Corp.	35,386	$1,016,994
Wolters Kluwer N.V.	66,070	5,642,460
		$6,659,454
Railroad & Shipping – 0.7%
Kansas City Southern Co.	15,702	$2,839,393
Restaurants – 3.3%
Chipotle Mexican Grill, Inc., “A” (a)	4,660	$5,795,689
Domino's Pizza, Inc.	9,407	4,000,609
Dunkin Brands Group, Inc.	44,484	3,643,684
		$13,439,982
Specialty Stores – 4.4%
Burlington Stores, Inc. (a)	16,706	$3,442,939
Chewy, Inc., “A” (a)(l)	44,412	2,435,110
Lululemon Athletica, Inc. (a)	16,529	5,444,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
O'Reilly Automotive, Inc. (a)	6,260	$2,886,361
Tractor Supply Co.	25,834	3,703,045
		$17,911,612
Telecommunications - Wireless – 1.7%
SBA Communications Corp., REIT	21,379	$6,808,784
Total Common Stocks		$397,819,194
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,459,822	$1,459,822
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (j)	84,375	$84,375

Other Assets, Less Liabilities – 1.4%		5,671,551
Net Assets – 100.0%		$405,034,942
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,459,822 and $397,903,569, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$397,819,194	$—	$—	$397,819,194
Mutual Funds	1,544,197	—	—	1,544,197
Total	$399,363,391	$—	$—	$399,363,391
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,090,550	$73,496,818	$74,126,007	$(1,593)	$54	$1,459,822

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$24,891	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.